Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Subject to Possible Redemption Reflected in the Balance Sheets	At June 30, 2023 and December 31, 2022, the Class A Common stock subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,462,500)
Class A common stock issuance costs	(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	14,909,680
Class A common stock subject to possible redemption, December 31, 2021	172,500,000
Plus:
Re-measurement of carrying value to redemption value	534,002
Class A common stock subject to possible redemption, December 31, 2022	173,034,002
Plus:
Re-measurement of carrying value to redemption value	333,395
Class A common stock subject to possible redemption, March 31, 2023	173,367,397
Plus:
Re-measurement of carrying value to redemption value	1,451,825
Class A common stock subject to possible redemption, June 30, 2023	$174,819,222
At December 31, 2022 and 2021, the Class A Common stock subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,462,500)
Class A common stock issuance costs	(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	14,909,680
Class A common stock subject to possible redemption, December 31, 2021	172,500,000
Plus:
Re-measurement of carrying value to redemption value	534,002
Class A common stock subject to possible redemption, December 31, 2022	$173,034,002

Schedule of Basic and Diluted Net Income Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(6,099,783)	$(1,524,946)	$1,555,621	$388,905	$(7,421,662)	$(1,855,415)	$3,623,642	$905,911)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500	17,250,000	4,312,500	17,250,000	4,312,500

Basic and diluted net (loss) income per common share	$(0.35)	$(0.35)	$0.09	$0.09	$(0.43)	$(0.43)	$0.21	$0.21
The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):
	For the Year Ended December 31, 2022		For the Period from February 12, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$4,636,962	$1,159,241	$2,713,033	$1,019,669
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	10,836,207	4,072,688
Basic and diluted net income per common share	$0.27	$0.27	$0.25	$0.25